Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Defined Contribution Plan, Cost	$ 3,600	$ 3,400	$ 3,200
Defined Benefit Plan, Plan Assets, Divestiture	0	0	$ 3,600
Investment in and loan to equity-accounted investment (note 5)	$ 0	$ 15,998